Organization and Principal Activities (Details)			1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 04, 2023 USD ($)	Oct. 21, 2020 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2021 EUR (€)	Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Oct. 07, 2024 shares	Apr. 05, 2024 shares	Mar. 28, 2024 $ / shares shares	Nov. 30, 2021 $ / shares	Nov. 03, 2021
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value per share (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock price (in Dollars per share) | $ / shares			$ 0.0081								$ 1
Disposition of subsidiaries (in Dollars) | $	$ 33,165						$ 33,165
Shares issued and sold			289,104,000
Gross proceed (in Dollars) | $			$ 2,339,937
Common stock, shares authorized					700,000,000	700,000,000	700,000,000
Preferred stock, shares authorized					30,000,000	30,000,000	30,000,000
Forward stock spilt					10	10
Common stock, shares, outstanding					8,575,547	8,575,547	8,575,547
Common stock, shares, issued					8,575,686	8,575,686	8,575,686
Description of forward stock spilt					10-for-1 (the “2024 Forward Stock Split”)
QDM BVI [Member]
Organization and Principal Activities [Line Items]
Shares issued		30,000
Price per share (in Dollars per share) | $ / shares										$ 0.0001
Common stock, par value per share (in Dollars per share) | $ / shares			$ 0.0001							$ 0.0001
Consideration value (in Euro) | €				€ 5,000
QDM International Inc. [Member]
Organization and Principal Activities [Line Items]
Voting rights percentage					60.90%	60.90%
Minimum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized										200,000,000
Preferred stock, shares authorized								2,000,000		5,000,000
Common stock, shares, outstanding					29,156,393	29,156,393			29,156,393
Common stock, shares, issued					29,156,393	29,156,393			29,156,393
Maximum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized										700,000,000
Preferred stock, shares authorized								10,000,000		30,000,000
Common stock, shares, outstanding					291,563,930	291,563,930			291,563,930
Common stock, shares, issued					291,563,930	291,563,930			291,563,930
Series C Convertible Preferred Stock [Member] | QDM Holdings Limited [Member]
Organization and Principal Activities [Line Items]
Shares issued		900,000
Series C Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.0001
Convertible preferred stock shares		11
QDMI Software Group Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percentage												100.00%
LGL [Member]
Organization and Principal Activities [Line Items]
Ownership percentage											100.00%
QDMS [Member]
Organization and Principal Activities [Line Items]
Ownership percentage											100.00%
Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value per share (in Dollars per share) | $ / shares		$ 0.0001